Long-term Debt and Collateral Financing Arrangement	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term Debt and Collateral Financing Arrangement Disclosure [Text Block]
9. Long-term Debt and Collateral Financing Arrangement
Long-term debt and collateral financing arrangement outstanding were as follows:

			December 31,
	Interest Rate	Maturity	2017	2016
			(In millions)
Senior notes — unaffiliated (1)	3.700%	2027	$1,489	$—
Senior notes — unaffiliated (1)	4.700%	2047	1,477	—
Surplus notes — affiliated with MetLife, Inc.	8.595%	2038	—	750
Surplus note — affiliated with MetLife, Inc.	5.130%	2032	—	750
Surplus note — affiliated with MetLife, Inc.	6.000%	2033	—	350
Long-term debt — unaffiliated (2)	7.028%	2030	35	37
Term loan — unaffiliated (3)	LIBOR plus 1.5%	2019	600	—
Total long-term debt			$3,601	$1,887

Collateral financing arrangement	3-month LIBOR plus 0.70%	2037	$—	$2,797
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(1)	Includes unamortized debt issuance costs and debt discount totaling $34 million for the senior notes due 2027 and 2047 on a combined basis at December 31, 2017.

(2)	Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

(3)	Excludes $11 million and $23 million of long-term debt related to CSEs at December 31, 2017 and 2016, respectively. See Note 6 for more information regarding CSEs.
The aggregate maturities of long-term debt at December 31, 2017 were $2 million in 2018, $602 million in 2019, $2 million in each of 2020, 2021 and 2022, and $3.0 billion thereafter.
Interest expense related to long-term debt of $135 million, $133 million and $134 million for the years ended December 31, 2017, 2016 and 2015, respectively, is included in other expenses.
Certain of the Company’s debt instruments, credit and committed facilities, and the reinsurance financing arrangement contain administrative, reporting, legal and financial covenants, including requirements to maintain specified minimum consolidated net worth and to maintain a ratio of indebtedness to total capitalization not in excess of a specified percentage and limitations on the dollar amount of indebtedness that may be incurred by subsidiaries of Brighthouse Financial, Inc. The Company is not aware of any non-compliance with these covenants at December 31, 2017.
Senior Notes
On June 22, 2017, Brighthouse Financial, Inc. issued $1.5 billion of senior notes due June 2027, which bear interest at a fixed rate of 3.70%, payable semi-annually, and $1.5 billion of senior notes due June 2047, which bear interest at a fixed rate of 4.70%, payable semi-annually (collectively, the “Senior Notes”). In connection with the issuance of the Senior Notes, Brighthouse Financial, Inc. capitalized debt issuance costs of $23 million and debt discounts of $12 million, which are amortized over the term of the related debt instrument as a component of interest expense.
Surplus Notes
On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company’s obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in-capital.
On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.
Credit Facilities
On December 2, 2016, Brighthouse Financial, Inc. entered into a $2.0 billion five-year senior unsecured revolving credit facility (the “Revolving Credit Facility”) and a $3.0 billion three-year term loan facility (the “2016 Term Loan Facility”) with a syndicate of banks. In connection with entering into these credit facilities, MetLife, Inc. paid $16 million of debt issuance costs on the Company’s behalf. The Company capitalized these costs, which are included in other assets, and reimbursed MetLife, Inc. in 2017. Such debt issuance costs are amortized over the terms of the facilities, which is included in other expenses.
On July 21, 2017, Brighthouse Financial, Inc. entered into a new term loan agreement (the “2017 Term Loan Agreement”) with respect to a new $600 million unsecured delayed draw term loan facility due December 2, 2019 (the “2017 Term Loan Facility”). Debt issuance costs incurred related to the 2017 Term Loan Facility were not significant. On August 2, 2017, Brighthouse Financial, Inc. borrowed $500 million under the 2017 Term Loan Facility in connection with the Separation. On August 14, 2017, Brighthouse Financial, Inc. borrowed the remaining $100 million available under the 2017 Term Loan Facility.
On July 21, 2017, concurrently with entering into the 2017 Term Loan Agreement, the 2016 Term Loan Facility was terminated without penalty. As a result of this termination, $7 million of unamortized debt issuance costs were written off and included in other expenses.
At December 31, 2017, there were no drawdowns under the Revolving Credit Facility and there was $600 million outstanding under the 2017 Term Loan Facility, resulting in unused commitments totaling $2.0 billion in comparison to the maximum capacity of $2.6 billion under these facilities.
Committed Facilities, Collateral Financing Arrangement and Reinsurance Financing Arrangement
The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company’s former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company’s affiliated reinsurance liabilities.
In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.’s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial, Inc. became a part of Brighthouse Financial, Inc. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial, Inc.’s access to MetLife Inc.’s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated committed facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of MRV Cell.
For the years ended December 31, 2017, 2016 and 2015, the Company recognized fees of $19 million, $55 million and $61 million, respectively, in other expenses associated with these committed facilities.
In 2007, MetLife, Inc. and MRSC entered into a 30-year collateral financing arrangement with an unaffiliated financial institution that provided up to $3.5 billion of statutory reserve support for MRSC associated with reinsurance obligations under affiliated reinsurance agreements. Proceeds from this collateral financing arrangement, which resulted in a drawdown of $2.8 billion on the aforementioned $3.5 billion committed facility, were placed in trusts to support MRSC’s statutory obligations associated with the reinsurance of secondary guarantees (see Note 6 for additional information regarding MRSC invested assets). At December 31, 2016, the amount outstanding under this collateral financing arrangement was $2.8 billion. On April 28, 2017, MetLife, Inc. and MRSC terminated this collateral financing arrangement. As a result, the $2.8 billion collateral financing arrangement obligation outstanding was extinguished utilizing $2.8 billion of assets held in trust, which had been repositioned into short-term investments and cash equivalents. The remaining assets held in trust of $590 million were returned to MetLife, Inc., resulting in a decrease in shareholder’s net investment.
For the years ended December 31, 2017, 2016 and 2015, the Company recognized interest expense of $19 million, $39 million and $28 million, respectively, related to this collateral financing arrangement, which is included in other expenses.
On April 28, 2017, BRCD entered into a new $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each have a term of 20 years. At December 31, 2017, there were no drawdowns on this facility and there was $8.3 billion of funding available under this arrangement. Fees associated with this financing arrangement were not significant.